Investment Strategy	Nov. 13, 2026
FAF Trust MM Prospectus Class A Member | Government Obligations Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Government Obligations Fund is a “government money market fund” as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended (“Rule 2a-7”). Accordingly, the fund invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully. Under normal market conditions, the fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) (measured at the time of investment) are invested in U.S. government securities, including repurchase agreements that are secured by U.S. government securities. U.S. government securities are bonds or other debt obligations issued or guaranteed as to principal and interest by the U.S. government or one of its agencies or instrumentalities. U.S. Treasury securities and some obligations of U.S. government agencies and instrumentalities are supported by the full faith and credit of the U.S. government. Other U.S. government securities are backed by the right of the issuer to borrow from the U.S. Treasury. Still others are supported only by the credit of the issuer or instrumentality.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) (measured at the time of investment) are invested in U.S. government securities, including repurchase agreements that are secured by U.S. government securities.
FAF Trust MM Prospectus Class A Member | Retail Prime Obligations Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Retail Prime Obligations Fund invests in high-quality short-term debt obligations, including:
•commercial paper;
•U.S. dollar-denominated obligations of domestic and foreign banks with total assets of at least $500 million (including fixed and variable rate certificates of deposit, time deposits, and bankers’ acceptances);
•non-convertible corporate debt securities;
•securities issued by the U.S. government or one of its agencies or instrumentalities;
•municipal securities, including variable rate demand notes, commercial paper, and municipal notes and other short-term municipal obligations; and
•repurchase agreements.

The fund concentrates its investments in the banking industry. Therefore, under normal market conditions, the fund will invest more than 25% of its total assets in obligations issued by companies in the banking industry. The fund may, however, invest 25% or less of its total assets in this industry as a temporary defensive measure.
The adviser will only purchase (and hold) securities that it determines present minimal credit risk. If a security is no longer determined to present minimal credit risk, the adviser will make every attempt to sell the security, unless it has determined that it would not be in the best interest of the fund to dispose of the security at that time and, where necessary, has obtained the approval of the fund’s board of trustees to continue to hold the security.
Strategy Portfolio Concentration [Text]	The fund concentrates its investments in the banking industry. Therefore, under normal market conditions, the fund will invest more than 25% of its total assets in obligations issued by companies in the banking industry. The fund may, however, invest 25% or less of its total assets in this industry as a temporary defensive measure.
FAF Trust MM Prospectus Class A Member | Retail Tax Free Obligations Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal market conditions, Retail Tax Free Obligations Fund invests at least 80% of its total assets in high-quality, short-term municipal securities that pay interest that is exempt from federal income tax, including the federal alternative minimum tax. The municipal securities in which the fund invests include variable rate demand notes (VRDNs) and tender option bonds (TOBs), which are floating rate instruments that provide the fund with the option to put or tender the VRDN or TOB back to the issuer at par. VRDNs and TOBs typically have some form of external credit or liquidity support. The fund also may invest in other municipal securities, including commercial paper, municipal notes and other short-term municipal obligations.

Municipal securities are issued by state and local governments, and certain U.S. territorial possessions, to finance public infrastructure projects such as streets and highways, schools, water and sewer systems, hospitals, and airports. They also may be issued to refinance outstanding obligations as well as to obtain funds for general operating expenses and for loans to other public institutions and facilities. There are two principal classifications of municipal securities:

•general obligation bonds, which are backed by the full faith, credit, and taxing power of the issuer; and
•revenue bonds, which are payable only from the revenues generated by a specific project or from another specific revenue source.

Under normal market conditions, up to 20% of the fund’s total assets may be invested in taxable money market securities and municipal securities subject to the alternative minimum tax, although the fund does not currently intend to invest in municipal securities subject to the alternative minimum tax.

Because the fund refers to tax-free investments in its name, it has a fundamental investment policy that it will normally invest its assets so that at least 80% of the income that it distributes will be exempt from federal regular income tax, including the federal alternative minimum tax. This policy may not be changed without shareholder approval.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, Retail Tax Free Obligations Fund invests at least 80% of its total assets in high-quality, short-term municipal securities that pay interest that is exempt from federal income tax, including the federal alternative minimum tax.
FAF Trust MM Prospectus Class A Member | Treasury Obligations Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Treasury Obligations Fund is a “government money market fund” as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended (“Rule 2a-7”). Accordingly, the fund invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully. Under normal market conditions, the fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) (measured at the time of investment) are invested in short-term U.S. Treasury obligations, including repurchase agreements that are secured by U.S. Treasury obligations. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the U.S. government.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) (measured at the time of investment) are invested in short-term U.S. Treasury obligations, including repurchase agreements that are secured by U.S. Treasury obligations.
FAF Trust MM Prospectus Class A Member | U.S. Treasury Money Market Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
U.S. Treasury Money Market Fund is a “government money market fund” as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended (“Rule 2a-7”). Accordingly, the fund invests 99.5% or more of its total assets in cash and U.S. Treasury securities. Under normal market conditions, the fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) (measured at the time of investment) are invested in direct obligations of the U.S. Treasury. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of U.S. Treasury obligations are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the U.S. government.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) (measured at the time of investment) are invested in direct obligations of the U.S. Treasury.
FAF Trust MM Prospectus Class D Member | Government Obligations Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Government Obligations Fund is a “government money market fund” as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended (“Rule 2a-7”). Accordingly, the fund invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully. Under normal market conditions, the fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) (measured at the time of investment) are invested in U.S. government securities, including repurchase agreements that are secured by U.S. government securities. U.S. government securities are bonds or other debt obligations issued or guaranteed as to principal and interest by the U.S. government or one of its agencies or instrumentalities. U.S. Treasury securities and some obligations of U.S. government agencies and instrumentalities are supported by the full faith and credit of the U.S. government. Other U.S. government securities are backed by the right of the issuer to borrow from the U.S. Treasury. Still others are supported only by the credit of the issuer or instrumentality.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) (measured at the time of investment) are invested in U.S. government securities, including repurchase agreements that are secured by U.S. government securities.
FAF Trust MM Prospectus Class D Member | Treasury Obligations Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Treasury Obligations Fund is a “government money market fund” as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended (“Rule 2a-7”). Accordingly, the fund invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully. Under normal market conditions, the fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) (measured at the time of investment) are invested in short-term U.S. Treasury obligations, including repurchase agreements that are secured by U.S. Treasury obligations. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the U.S. government.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) (measured at the time of investment) are invested in short-term U.S. Treasury obligations, including repurchase agreements that are secured by U.S. Treasury obligations.
FAF Trust MM Prospectus Class D Member | U.S. Treasury Money Market Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
U.S. Treasury Money Market Fund is a “government money market fund” as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended (“Rule 2a-7”). Accordingly, the fund invests 99.5% or more of its total assets in cash and U.S Treasury securities. Under normal market conditions, the fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) (measured at the time of investment) are invested in direct obligations of the U.S. Treasury. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of U.S. Treasury obligations are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the U.S. government.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) (measured at the time of investment) are invested in direct obligations of the U.S. Treasury.
FAF Trust MM Prospectus Class P Member | Government Obligations Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Government Obligations Fund is a “government money market fund” as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended (“Rule 2a-7”). Accordingly, the fund invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully. Under normal market conditions, the fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) (measured at the time of investment) are invested in U.S. government securities, including repurchase agreements that are secured by U.S. government securities. U.S. government securities are bonds or other debt obligations issued or guaranteed as to principal and interest by the U.S. government or one of its agencies or instrumentalities. U.S. Treasury securities and some obligations of U.S. government agencies and instrumentalities are supported by the full faith and credit of the U.S. government. Other U.S. government securities are backed by the right of the issuer to borrow from the U.S. Treasury. Still others are supported only by the credit of the issuer or instrumentality.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) (measured at the time of investment) are invested in U.S. government securities, including repurchase agreements that are secured by U.S. government securities.
FAF Trust MM Prospectus Class P Member | Treasury Obligations Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Treasury Obligations Fund is a “government money market fund” as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended (“Rule 2a-7”). Accordingly, the fund invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully. Under normal market conditions, the fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) (measured at the time of investment) are invested in short-term U.S. Treasury obligations, including repurchase agreements that are secured by U.S. Treasury obligations. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the U.S. government.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) (measured at the time of investment) are invested in short-term U.S. Treasury obligations, including repurchase agreements that are secured by U.S. Treasury obligations.
FAF Trust MM Prospectus Class T Member | Government Obligations Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Government Obligations Fund is a “government money market fund” as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended (“Rule 2a-7”). Accordingly, the fund invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully. Under normal market conditions, the fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) (measured at the time of investment) are invested in U.S. government securities, including repurchase agreements that are secured by U.S. government securities. U.S. government securities are bonds or other debt obligations issued or guaranteed as to principal and interest by the U.S. government or one of its agencies or instrumentalities. U.S. Treasury securities and some obligations of U.S. government agencies and instrumentalities are supported by the full faith and credit of the U.S. government. Other U.S. government securities are backed by the right of the issuer to borrow from the U.S. Treasury. Still others are supported only by the credit of the issuer or instrumentality.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	. Under normal market conditions, the fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) (measured at the time of investment) are invested in U.S. government securities, including repurchase agreements that are secured by U.S. government securities.
FAF Trust MM Prospectus Class T Member | Retail Prime Obligations Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Retail Prime Obligations Fund invests in high-quality short-term debt obligations, including:
•commercial paper;
•U.S. dollar-denominated obligations of domestic and foreign banks with total assets of at least $500 million (including fixed and variable rate certificates of deposit, time deposits, and bankers’ acceptances);
•non-convertible corporate debt securities;
•securities issued by the U.S. government or one of its agencies or instrumentalities;
•municipal securities, including variable rate demand notes, commercial paper, and municipal notes and other short-term municipal obligations; and
•repurchase agreements.

The fund concentrates its investments in the banking industry. Therefore, under normal market conditions, the fund will invest more than 25% of its total assets in obligations issued by companies in the banking industry. The fund may, however, invest 25% or less of its total assets in this industry as a temporary defensive measure.
The adviser will only purchase (and hold) securities that it determines present minimal credit risk. If a security is no longer determined to present minimal credit risk, the adviser will make every attempt to sell the security, unless it has determined that it would not be in the best interest of the fund to dispose of the security at that time and, where necessary, has obtained the approval of the fund’s board of trustees to continue to hold the security.
Strategy Portfolio Concentration [Text]	The fund concentrates its investments in the banking industry. Therefore, under normal market conditions, the fund will invest more than 25% of its total assets in obligations issued by companies in the banking industry. The fund may, however, invest 25% or less of its total assets in this industry as a temporary defensive measure.
FAF Trust MM Prospectus Class T Member | Retail Tax Free Obligations Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal market conditions, Retail Tax Free Obligations Fund invests at least 80% of its total assets in high-quality, short-term municipal securities that pay interest that is exempt from federal income tax, including the federal alternative minimum tax. The municipal securities in which the fund invests include variable rate demand notes (VRDNs) and tender option bonds (TOBs), which are floating rate instruments that provide the fund with the option to put or tender the VRDN or TOB back to the issuer at par. VRDNs and TOBs typically have some form of external credit or liquidity support. The fund also may invest in other municipal securities, including commercial paper, municipal notes and other short-term municipal obligations.

Municipal securities are issued by state and local governments, and certain U.S. territorial possessions, to finance public infrastructure projects such as streets and highways, schools, water and sewer systems, hospitals, and airports. They also may be issued to refinance outstanding obligations as well as to obtain funds for general operating expenses and for loans to other public institutions and facilities. There are two principal classifications of municipal securities:

•general obligation bonds, which are backed by the full faith, credit, and taxing power of the issuer; and
•revenue bonds, which are payable only from the revenues generated by a specific project or from another specific revenue source.

Under normal market conditions, up to 20% of the fund’s total assets may be invested in taxable money market securities and municipal securities subject to the alternative minimum tax, although the fund does not currently intend to invest in municipal securities subject to the alternative minimum tax.

Because the fund refers to tax-free investments in its name, it has a fundamental investment policy that it will normally invest its assets so that at least 80% of the income that it distributes will be exempt from federal regular income tax, including the federal alternative minimum tax. This policy may not be changed without shareholder approval.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, Retail Tax Free Obligations Fund invests at least 80% of its total assets in high-quality, short-term municipal securities that pay interest that is exempt from federal income tax, including the federal alternative minimum tax.
FAF Trust MM Prospectus Class T Member | Treasury Obligations Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Treasury Obligations Fund is a “government money market fund” as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended (“Rule 2a-7”). Accordingly, the fund invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully. Under normal market conditions, the fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) (measured at the time of investment) are invested in short-term U.S. Treasury obligations, including repurchase agreements that are secured by U.S. Treasury obligations. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the U.S. government.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) (measured at the time of investment) are invested in short-term U.S. Treasury obligations, including repurchase agreements that are secured by U.S. Treasury obligations.
FAF Trust MM Prospectus Class T Member | U.S. Treasury Money Market Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
U.S. Treasury Money Market Fund is a “government money market fund” as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended (“Rule 2a-7”). Accordingly, the fund invests 99.5% or more of its total assets in cash and U.S. Treasury securities. Under normal market conditions, the fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) (measured at the time of investment) are invested in direct obligations of the U.S. Treasury. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of U.S. Treasury obligations are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the U.S. government.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) (measured at the time of investment) are invested in direct obligations of the U.S. Treasury.
FAF Trust MM Prospectus Class T Member | Institutional Prime Obligations Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Institutional Prime Obligations Fund invests in high-quality short-term debt obligations, including:
•commercial paper;
•U.S. dollar-denominated obligations of domestic and foreign banks with total assets of at least $500 million (including fixed and variable rate certificates of deposit, time deposits, and bankers’ acceptances);
•non-convertible corporate debt securities;
•securities issued by the U.S. government or one of its agencies or instrumentalities;
•municipal securities, including variable rate demand notes, commercial paper, and municipal notes and other short-term municipal obligations; and
•repurchase agreements.

The fund intends to invest solely in securities that are considered daily or weekly liquid assets under Rule 2a-7 under the Investment Company Act of 1940, as amended (“Rule 2a-7”) (typically maturing in five business days or less or subject to a demand feature that is exercisable within five business days). Although it has no current intention of investing in securities maturing in greater than five business days, the fund may do so in accordance with the requirements of Rule 2a-7.

The fund concentrates its investments in the banking industry. Therefore, under normal market conditions, the fund will invest more than 25% of its total assets in obligations issued by companies in the banking industry. The fund may, however, invest 25% or less of its total assets in this industry as a temporary defensive measure.

The adviser will only purchase (and hold) securities that it determines present minimal credit risk. If a security is no longer determined to present minimal credit risk, the adviser will make every attempt to sell the security, unless it has determined that it would not be in the best interest of the fund to dispose of the security at that time and, where necessary, has obtained the approval of the fund’s board of trustees to continue to hold the security.

Strategy Portfolio Concentration [Text]	The fund concentrates its investments in the banking industry. Therefore, under normal market conditions, the fund will invest more than 25% of its total assets in obligations issued by companies in the banking industry. The fund may, however, invest 25% or less of its total assets in this industry as a temporary defensive measure.
FAF Trust MM Prospectus Class U Member | Government Obligations Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Government Obligations Fund is a “government money market fund” as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended (“Rule 2a-7”). Accordingly, the fund invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully. Under normal market conditions, the fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) (measured at the time of investment) are invested in U.S. government securities, including repurchase agreements that are secured by U.S. government securities. U.S. government securities are bonds or other debt obligations issued or guaranteed as to principal and interest by the U.S. government or one of its agencies or instrumentalities. U.S. Treasury securities and some obligations of U.S. government agencies and instrumentalities are supported by the full faith and credit of the U.S. government. Other U.S. government securities are backed by the right of the issuer to borrow from the U.S. Treasury. Still others are supported only by the credit of the issuer or instrumentality.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) (measured at the time of investment) are invested in U.S. government securities, including repurchase agreements that are secured by U.S. government securities.
FAF Trust MM Prospectus Class V Member | Government Obligations Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Government Obligations Fund is a “government money market fund” as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended (“Rule 2a-7”). Accordingly, the fund invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully. Under normal market conditions, the fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) (measured at the time of investment) are invested in U.S. government securities, including repurchase agreements that are secured by U.S. government securities. U.S. government securities are bonds or other debt obligations issued or guaranteed as to principal and interest by the U.S. government or one of its agencies or instrumentalities. U.S. Treasury securities and some obligations of U.S. government agencies and instrumentalities are supported by the full faith and credit of the U.S. government. Other U.S. government securities are backed by the right of the issuer to borrow from the U.S. Treasury. Still others are supported only by the credit of the issuer or instrumentality.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) (measured at the time of investment) are invested in U.S. government securities, including repurchase agreements that are secured by U.S. government securities.
FAF Trust MM Prospectus Class V Member | Retail Prime Obligations Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Retail Prime Obligations Fund invests in high-quality short-term debt obligations, including:
•commercial paper;
•U.S. dollar-denominated obligations of domestic and foreign banks with total assets of at least $500 million (including fixed and variable rate certificates of deposit, time deposits, and bankers’ acceptances);
•non-convertible corporate debt securities;
•securities issued by the U.S. government or one of its agencies or instrumentalities;
•municipal securities, including variable rate demand notes, commercial paper, and municipal notes and other short-term municipal obligations; and
•repurchase agreements.

The fund concentrates its investments in the banking industry. Therefore, under normal market conditions, the fund will invest more than 25% of its total assets in obligations issued by companies in the banking industry. The fund may, however, invest 25% or less of its total assets in this industry as a temporary defensive measure.
The adviser will only purchase (and hold) securities that it determines present minimal credit risk. If a security is no longer determined to present minimal credit risk, the adviser will make every attempt to sell the security, unless it has determined that it would not be in the best interest of the fund to dispose of the security at that time and, where necessary, has obtained the approval of the fund’s board of trustees to continue to hold the security.
Strategy Portfolio Concentration [Text]	The fund concentrates its investments in the banking industry. Therefore, under normal market conditions, the fund will invest more than 25% of its total assets in obligations issued by companies in the banking industry. The fund may, however, invest 25% or less of its total assets in this industry as a temporary defensive measure.
FAF Trust MM Prospectus Class V Member | Retail Tax Free Obligations Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal market conditions, Retail Tax Free Obligations Fund invests at least 80% of its total assets in high-quality, short-term municipal securities that pay interest that is exempt from federal income tax, including the federal alternative minimum tax. The municipal securities in which the fund invests include variable rate demand notes (VRDNs) and tender option bonds (TOBs), which are floating rate instruments that provide the fund with the option to put or tender the VRDN or TOB back to the issuer at par. VRDNs and TOBs typically have some form of external credit or liquidity support. The fund also may invest in other municipal securities, including commercial paper, municipal notes and other short-term municipal obligations.

Municipal securities are issued by state and local governments, and certain U.S. territorial possessions, to finance public infrastructure projects such as streets and highways, schools, water and sewer systems, hospitals, and airports. They also may be issued to refinance outstanding obligations as well as to obtain funds for general operating expenses and for loans to other public institutions and facilities. There are two principal classifications of municipal securities:

•general obligation bonds, which are backed by the full faith, credit, and taxing power of the issuer; and
•revenue bonds, which are payable only from the revenues generated by a specific project or from another specific revenue source.

Under normal market conditions, up to 20% of the fund’s total assets may be invested in taxable money market securities and municipal securities subject to the alternative minimum tax, although the fund does not currently intend to invest in municipal securities subject to the alternative minimum tax.

Because the fund refers to tax-free investments in its name, it has a fundamental investment policy that it will normally invest its assets so that at least 80% of the income that it distributes will be exempt from federal regular income tax, including the federal alternative minimum tax. This policy may not be changed without shareholder approval.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, Retail Tax Free Obligations Fund invests at least 80% of its total assets in high-quality, short-term municipal securities that pay interest that is exempt from federal income tax, including the federal alternative minimum tax.
FAF Trust MM Prospectus Class V Member | Treasury Obligations Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Treasury Obligations Fund is a “government money market fund” as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended (“Rule 2a-7”). Accordingly, the fund invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully. Under normal market conditions, the fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) (measured at the time of investment) are invested in short-term U.S. Treasury obligations, including repurchase agreements that are secured by U.S. Treasury obligations. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the U.S. government.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) (measured at the time of investment) are invested in short-term U.S. Treasury obligations, including repurchase agreements that are secured by U.S. Treasury obligations.
FAF Trust MM Prospectus Class V Member | U.S. Treasury Money Market Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
U.S. Treasury Money Market Fund is a “government money market fund” as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended (“Rule 2a-7”). Accordingly, the fund invests 99.5% or more of its total assets in cash and U.S. Treasury securities. Under normal market conditions, the fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) (measured at the time of investment) are invested in direct obligations of the U.S. Treasury. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of U.S. Treasury obligations are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the U.S. government.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) (measured at the time of investment) are invested in direct obligations of the U.S. Treasury.
FAF Trust MM Prospectus Class V Member | Institutional Prime Obligations Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Institutional Prime Obligations Fund invests in high-quality short-term debt obligations, including:
•commercial paper;
•U.S. dollar-denominated obligations of domestic and foreign banks with total assets of at least $500 million (including fixed and variable rate certificates of deposit, time deposits, and bankers’ acceptances);
•non-convertible corporate debt securities;
•securities issued by the U.S. government or one of its agencies or instrumentalities;
•municipal securities, including variable rate demand notes, commercial paper, and municipal notes and other short-term municipal obligations; and
•repurchase agreements.

The fund intends to invest solely in securities that are considered daily or weekly liquid assets under Rule 2a-7 under the Investment Company Act of 1940, as amended (“Rule 2a-7”) (typically maturing in five business days or less or subject to a demand feature that is exercisable within five business days). Although it has no current intention of investing in securities maturing in greater than five business days, the fund may do so in accordance with the requirements of Rule 2a-7.

The fund concentrates its investments in the banking industry. Therefore, under normal market conditions, the fund will invest more than 25% of its total assets in obligations issued by companies in the banking industry. The fund may, however, invest 25% or less of its total assets in this industry as a temporary defensive measure.

The adviser will only purchase (and hold) securities that it determines present minimal credit risk. If a security is no longer determined to present minimal credit risk, the adviser will make every attempt to sell the security, unless it has determined that it would not be in the best interest of the fund to dispose of the security at that time and, where necessary, has obtained the approval of the fund’s board of trustees to continue to hold the security.

Strategy Portfolio Concentration [Text]	The fund concentrates its investments in the banking industry. Therefore, under normal market conditions, the fund will invest more than 25% of its total assets in obligations issued by companies in the banking industry. The fund may, however, invest 25% or less of its total assets in this industry as a temporary defensive measure.
FAF Trust MM Prospectus Class X Member | Government Obligations Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Government Obligations Fund is a “government money market fund” as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended (“Rule 2a-7”). Accordingly, the fund invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully. Under normal market conditions, the fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) (measured at the time of investment) are invested in U.S. government securities, including repurchase agreements that are secured by U.S. government securities. U.S. government securities are bonds or other debt obligations issued or guaranteed as to principal and interest by the U.S. government or one of its agencies or instrumentalities. U.S. Treasury securities and some obligations of U.S. government agencies and instrumentalities are supported by the full faith and credit of the U.S. government. Other U.S. government securities are backed by the right of the issuer to borrow from the U.S. Treasury. Still others are supported only by the credit of the issuer or instrumentality.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) (measured at the time of investment) are invested in U.S. government securities, including repurchase agreements that are secured by U.S. government securities.
FAF Trust MM Prospectus Class X Member | Retail Prime Obligations Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Retail Prime Obligations Fund invests in high-quality short-term debt obligations, including:
•commercial paper;
•U.S. dollar-denominated obligations of domestic and foreign banks with total assets of at least $500 million (including fixed and variable rate certificates of deposit, time deposits, and bankers’ acceptances);
•non-convertible corporate debt securities;
•securities issued by the U.S. government or one of its agencies or instrumentalities;
•municipal securities, including variable rate demand notes, commercial paper, and municipal notes and other short-term municipal obligations; and
•repurchase agreements.

The fund concentrates its investments in the banking industry. Therefore, under normal market conditions, the fund will invest more than 25% of its total assets in obligations issued by companies in the banking industry. The fund may, however, invest 25% or less of its total assets in this industry as a temporary defensive measure.
The adviser will only purchase (and hold) securities that it determines present minimal credit risk. If a security is no longer determined to present minimal credit risk, the adviser will make every attempt to sell the security, unless it has determined that it would not be in the best interest of the fund to dispose of the security at that time and, where necessary, has obtained the approval of the fund’s board of trustees to continue to hold the security.
Strategy Portfolio Concentration [Text]	The fund concentrates its investments in the banking industry. Therefore, under normal market conditions, the fund will invest more than 25% of its total assets in obligations issued by companies in the banking industry. The fund may, however, invest 25% or less of its total assets in this industry as a temporary defensive measure.
FAF Trust MM Prospectus Class X Member | Treasury Obligations Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Treasury Obligations Fund is a “government money market fund” as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended (“Rule 2a-7”). Accordingly, the fund invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully. Under normal market conditions, the fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) (measured at the time of investment) are invested in short-term U.S. Treasury obligations, including repurchase agreements that are secured by U.S. Treasury obligations. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the U.S. government.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) (measured at the time of investment) are invested in short-term U.S. Treasury obligations, including repurchase agreements that are secured by U.S. Treasury obligations.
FAF Trust MM Prospectus Class X Member | U.S. Treasury Money Market Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
U.S. Treasury Money Market Fund is a “government money market fund” as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended (“Rule 2a-7”). Accordingly, the fund invests 99.5% or more of its total assets in cash and U.S. Treasury securities. Under normal market conditions, the fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) (measured at the time of investment) are invested in direct obligations of the U.S. Treasury. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of U.S. Treasury obligations are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the U.S. government.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) (measured at the time of investment) are invested in direct obligations of the U.S. Treasury.
FAF Trust MM Prospectus Class Y Member | Government Obligations Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Government Obligations Fund is a “government money market fund” as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended (“Rule 2a-7”). Accordingly, the fund invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully. Under normal market conditions, the fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) (measured at the time of investment) are invested in U.S. government securities, including repurchase agreements that are secured by U.S. government securities. U.S. government securities are bonds or other debt obligations issued or guaranteed as to principal and interest by the U.S. government or one of its agencies or instrumentalities. U.S. Treasury securities and some obligations of U.S. government agencies and instrumentalities are supported by the full faith and credit of the U.S. government. Other U.S. government securities are backed by the right of the issuer to borrow from the U.S. Treasury. Still others are supported only by the credit of the issuer or instrumentality.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) (measured at the time of investment) are invested in U.S. government securities, including repurchase agreements that are secured by U.S. government securities.
FAF Trust MM Prospectus Class Y Member | Retail Prime Obligations Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Retail Prime Obligations Fund invests in high-quality short-term debt obligations, including:
•commercial paper;
•U.S. dollar-denominated obligations of domestic and foreign banks with total assets of at least $500 million (including fixed and variable rate certificates of deposit, time deposits, and bankers’ acceptances);
•non-convertible corporate debt securities;
•securities issued by the U.S. government or one of its agencies or instrumentalities;
•municipal securities, including variable rate demand notes, commercial paper, and municipal notes and other short-term municipal obligations; and
•repurchase agreements.

The fund concentrates its investments in the banking industry. Therefore, under normal market conditions, the fund will invest more than 25% of its total assets in obligations issued by companies in the banking industry. The fund may, however, invest 25% or less of its total assets in this industry as a temporary defensive measure.
The adviser will only purchase (and hold) securities that it determines present minimal credit risk. If a security is no longer determined to present minimal credit risk, the adviser will make every attempt to sell the security, unless it has determined that it would not be in the best interest of the fund to dispose of the security at that time and, where necessary, has obtained the approval of the fund’s board of trustees to continue to hold the security.
Strategy Portfolio Concentration [Text]	The fund concentrates its investments in the banking industry. Therefore, under normal market conditions, the fund will invest more than 25% of its total assets in obligations issued by companies in the banking industry. The fund may, however, invest 25% or less of its total assets in this industry as a temporary defensive measure.
FAF Trust MM Prospectus Class Y Member | Retail Tax Free Obligations Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal market conditions, Retail Tax Free Obligations Fund invests at least 80% of its total assets in high-quality, short-term municipal securities that pay interest that is exempt from federal income tax, including the federal alternative minimum tax. The municipal securities in which the fund invests include variable rate demand notes (VRDNs) and tender option bonds (TOBs), which are floating rate instruments that provide the fund with the option to put or tender the VRDN or TOB back to the issuer at par. VRDNs and TOBs typically have some form of external credit or liquidity support. The fund also may invest in other municipal securities, including commercial paper, municipal notes and other short-term municipal obligations.

Municipal securities are issued by state and local governments, and certain U.S. territorial possessions, to finance public infrastructure projects such as streets and highways, schools, water and sewer systems, hospitals, and airports. They also may be issued to refinance outstanding obligations as well as to obtain funds for general operating expenses and for loans to other public institutions and facilities. There are two principal classifications of municipal securities:

•general obligation bonds, which are backed by the full faith, credit, and taxing power of the issuer; and
•revenue bonds, which are payable only from the revenues generated by a specific project or from another specific revenue source.

Under normal market conditions, up to 20% of the fund’s total assets may be invested in taxable money market securities and municipal securities subject to the alternative minimum tax, although the fund does not currently intend to invest in municipal securities subject to the alternative minimum tax.

Because the fund refers to tax-free investments in its name, it has a fundamental investment policy that it will normally invest its assets so that at least 80% of the income that it distributes will be exempt from federal regular income tax, including the federal alternative minimum tax. This policy may not be changed without shareholder approval.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, Retail Tax Free Obligations Fund invests at least 80% of its total assets in high-quality, short-term municipal securities that pay interest that is exempt from federal income tax, including the federal alternative minimum tax.
FAF Trust MM Prospectus Class Y Member | Treasury Obligations Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Treasury Obligations Fund is a “government money market fund” as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended (“Rule 2a-7”). Accordingly, the fund invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully. Under normal market conditions, the fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) (measured at the time of investment) are invested in short-term U.S. Treasury obligations, including repurchase agreements that are secured by U.S. Treasury obligations. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the U.S. government.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) (measured at the time of investment) are invested in short-term U.S. Treasury obligations, including repurchase agreements that are secured by U.S. Treasury obligations.
FAF Trust MM Prospectus Class Y Member | U.S. Treasury Money Market Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
U.S. Treasury Money Market Fund is a “government money market fund” as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended (“Rule 2a-7”). Accordingly, the fund invests 99.5% or more of its total assets in cash and U.S. Treasury securities. Under normal market conditions, the fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) (measured at the time of investment) are invested in direct obligations of the U.S. Treasury. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of U.S. Treasury obligations are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the U.S. government.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) (measured at the time of investment) are invested in direct obligations of the U.S. Treasury.
FAF Trust MM Prospectus Class Y Member | Institutional Prime Obligations Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Institutional Prime Obligations Fund invests in high-quality short-term debt obligations, including:
•commercial paper;
•U.S. dollar-denominated obligations of domestic and foreign banks with total assets of at least $500 million (including fixed and variable rate certificates of deposit, time deposits, and bankers’ acceptances);
•non-convertible corporate debt securities;
•securities issued by the U.S. government or one of its agencies or instrumentalities;
•municipal securities, including variable rate demand notes, commercial paper, and municipal notes and other short-term municipal obligations; and
•repurchase agreements.

The fund intends to invest solely in securities that are considered daily or weekly liquid assets under Rule 2a-7 under the Investment Company Act of 1940, as amended (“Rule 2a-7”) (typically maturing in five business days or less or subject to a demand feature that is exercisable within five business days). Although it has no current intention of investing in securities maturing in greater than five business days, the fund may do so in accordance with the requirements of Rule 2a-7.

The fund concentrates its investments in the banking industry. Therefore, under normal market conditions, the fund will invest more than 25% of its total assets in obligations issued by companies in the banking industry. The fund may, however, invest 25% or less of its total assets in this industry as a temporary defensive measure.

The adviser will only purchase (and hold) securities that it determines present minimal credit risk. If a security is no longer determined to present minimal credit risk, the adviser will make every attempt to sell the security, unless it has determined that it would not be in the best interest of the fund to dispose of the security at that time and, where necessary, has obtained the approval of the fund’s board of trustees to continue to hold the security.

Strategy Portfolio Concentration [Text]	The fund concentrates its investments in the banking industry. Therefore, under normal market conditions, the fund will invest more than 25% of its total assets in obligations issued by companies in the banking industry. The fund may, however, invest 25% or less of its total assets in this industry as a temporary defensive measure.
FAF Trust MM Prospectus Class Z Member | Government Obligations Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Government Obligations Fund is a “government money market fund” as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended (“Rule 2a-7”). Accordingly, the fund invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully. Under normal market conditions, the fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) (measured at the time of investment) are invested in U.S. government securities, including repurchase agreements that are secured by U.S. government securities. U.S. government securities are bonds or other debt obligations issued or guaranteed as to principal and interest by the U.S. government or one of its agencies or instrumentalities. U.S. Treasury securities and some obligations of U.S. government agencies and instrumentalities are supported by the full faith and credit of the U.S. government. Other U.S. government securities are backed by the right of the issuer to borrow from the U.S. Treasury. Still others are supported only by the credit of the issuer or instrumentality.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) (measured at the time of investment) are invested in U.S. government securities, including repurchase agreements that are secured by U.S. government securities.
FAF Trust MM Prospectus Class Z Member | Retail Prime Obligations Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Retail Prime Obligations Fund invests in high-quality short-term debt obligations, including:
•commercial paper;
•U.S. dollar-denominated obligations of domestic and foreign banks with total assets of at least $500 million (including fixed and variable rate certificates of deposit, time deposits, and bankers’ acceptances);
•non-convertible corporate debt securities;
•securities issued by the U.S. government or one of its agencies or instrumentalities;
•municipal securities, including variable rate demand notes, commercial paper, and municipal notes and other short-term municipal obligations; and
•repurchase agreements.

The fund concentrates its investments in the banking industry. Therefore, under normal market conditions, the fund will invest more than 25% of its total assets in obligations issued by companies in the banking industry. The fund may, however, invest 25% or less of its total assets in this industry as a temporary defensive measure.
The adviser will only purchase (and hold) securities that it determines present minimal credit risk. If a security is no longer determined to present minimal credit risk, the adviser will make every attempt to sell the security, unless it has determined that it would not be in the best interest of the fund to dispose of the security at that time and, where necessary, has obtained the approval of the fund’s board of trustees to continue to hold the security.
Strategy Portfolio Concentration [Text]	The fund concentrates its investments in the banking industry. Therefore, under normal market conditions, the fund will invest more than 25% of its total assets in obligations issued by companies in the banking industry. The fund may, however, invest 25% or less of its total assets in this industry as a temporary defensive measure.
FAF Trust MM Prospectus Class Z Member | Retail Tax Free Obligations Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal market conditions, Retail Tax Free Obligations Fund invests at least 80% of its total assets in high-quality, short-term municipal securities that pay interest that is exempt from federal income tax, including the federal alternative minimum tax. The municipal securities in which the fund invests include variable rate demand notes (VRDNs) and tender option bonds (TOBs), which are floating rate instruments that provide the fund with the option to put or tender the VRDN or TOB back to the issuer at par. VRDNs and TOBs typically have some form of external credit or liquidity support. The fund also may invest in other municipal securities, including commercial paper, municipal notes and other short-term municipal obligations.

Municipal securities are issued by state and local governments, and certain U.S. territorial possessions, to finance public infrastructure projects such as streets and highways, schools, water and sewer systems, hospitals, and airports. They also may be issued to refinance outstanding obligations as well as to obtain funds for general operating expenses and for loans to other public institutions and facilities. There are two principal classifications of municipal securities:

•general obligation bonds, which are backed by the full faith, credit, and taxing power of the issuer; and
•revenue bonds, which are payable only from the revenues generated by a specific project or from another specific revenue source.

Under normal market conditions, up to 20% of the fund’s total assets may be invested in taxable money market securities and municipal securities subject to the alternative minimum tax, although the fund does not currently intend to invest in municipal securities subject to the alternative minimum tax.

Because the fund refers to tax-free investments in its name, it has a fundamental investment policy that it will normally invest its assets so that at least 80% of the income that it distributes will be exempt from federal regular income tax, including the federal alternative minimum tax. This policy may not be changed without shareholder approval.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, Retail Tax Free Obligations Fund invests at least 80% of its total assets in high-quality, short-term municipal securities that pay interest that is exempt from federal income tax, including the federal alternative minimum tax.
FAF Trust MM Prospectus Class Z Member | Treasury Obligations Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Treasury Obligations Fund is a “government money market fund” as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended (“Rule 2a-7”). Accordingly, the fund invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully. Under normal market conditions, the fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) (measured at the time of investment) are invested in short-term U.S. Treasury obligations, including repurchase agreements that are secured by U.S. Treasury obligations. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the U.S. government.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) (measured at the time of investment) are invested in short-term U.S. Treasury obligations, including repurchase agreements that are secured by U.S. Treasury obligations.
FAF Trust MM Prospectus Class Z Member | U.S. Treasury Money Market Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
U.S. Treasury Money Market Fund is a “government money market fund” as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended (“Rule 2a-7”). Accordingly, the fund invests 99.5% or more of its total assets in cash and U.S. Treasury securities. Under normal market conditions, the fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) (measured at the time of investment) are invested in direct obligations of the U.S. Treasury. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of U.S. Treasury obligations are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the U.S. government.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) (measured at the time of investment) are invested in direct obligations of the U.S. Treasury.
FAF Trust MM Prospectus Class Z Member | Institutional Prime Obligations Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Institutional Prime Obligations Fund invests in high-quality short-term debt obligations, including:
•commercial paper;
•U.S. dollar-denominated obligations of domestic and foreign banks with total assets of at least $500 million (including fixed and variable rate certificates of deposit, time deposits, and bankers’ acceptances);
•non-convertible corporate debt securities;
•securities issued by the U.S. government or one of its agencies or instrumentalities;
•municipal securities, including variable rate demand notes, commercial paper, and municipal notes and other short-term municipal obligations; and
•repurchase agreements.

The fund intends to invest solely in securities that are considered daily or weekly liquid assets under Rule 2a-7 under the Investment Company Act of 1940, as amended (“Rule 2a-7”) (typically maturing in five business days or less or subject to a demand feature that is exercisable within five business days). Although it has no current intention of investing in securities maturing in greater than five business days, the fund may do so in accordance with the requirements of Rule 2a-7.

The fund concentrates its investments in the banking industry. Therefore, under normal market conditions, the fund will invest more than 25% of its total assets in obligations issued by companies in the banking industry. The fund may, however, invest 25% or less of its total assets in this industry as a temporary defensive measure.

The adviser will only purchase (and hold) securities that it determines present minimal credit risk. If a security is no longer determined to present minimal credit risk, the adviser will make every attempt to sell the security, unless it has determined that it would not be in the best interest of the fund to dispose of the security at that time and, where necessary, has obtained the approval of the fund’s board of trustees to continue to hold the security.

Strategy Portfolio Concentration [Text]	The fund concentrates its investments in the banking industry. Therefore, under normal market conditions, the fund will invest more than 25% of its total assets in obligations issued by companies in the banking industry. The fund may, however, invest 25% or less of its total assets in this industry as a temporary defensive measure.